Income Taxes - Deferred tax assets and liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts		$ 163	$ 98
Inventory reserve and uniform capitalization		41	44
Accrued expenses and other liabilities		305	365
Unearned revenue		343	226
Valuation allowance		(748)	(685)
Deferred tax assets - current	47	49	48
Other assets		(295)	42
Property and equipment		18	5
Intangibles		658	405
Net operating loss carryforward		4,201	2,009
Valuation allowance		(4,631)	(2,459)
Deferred tax assets - long term		(49)	2
Total net deferred tax asset		55	50
Long term debt		(17)	(18)
Intangibles		(662)	(1,022)
Goodwill		(67)	(40)
Total net deferred tax liability		(746)	(1,080)
Total		$ (691)	$ (1,030)